Other operating income - Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2018 USD ($)	Apr. 30, 2019 GBP (£)	Apr. 30, 2018 GBP (£)	Aug. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of operating segments [line items]
Income recognized in respect of BARDA | £		£ 4,600,000	£ 3,300,000
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion					$ 32.0
Cost sharing arrangement, additional portion				$ 12.0
Cost sharing arrangement, total committed amount				$ 44.0
Grant income recognized from CARB-X | £		4,619,000	3,283,000
BARDA | Top of range
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount					$ 62.0
CARB-X
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount	$ 4.5
Cost sharing arrangement, total committed amount	2.5
Grant income received	$ 2.0
Grant income recognized from CARB-X | £		£ 200,000	£ 0